Convertible Notes and Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Convertible Notes and Warrant Liability [Abstract]
Schedule of Convertible Notes	Activity related to the Company’s Convertible Notes during the six-month period ended June 30, 2024 were as follows (in thousands):
Six Months Ended June 30, 2024
Balance at December 31, 2023	$10
Convertible Notes issued during the period	—
Conversions	—
Payments	—
Change in fair value measurement	—
Convertible Notes liability at June 30, 2024	$10
Activity related to the Company’s Convertible Notes during the years ended December 31, 2023 and 2022 were as follows (in thousands):
	Years ended December 31,
	2023	2022
Balance at the beginning of the year	$10,911	$—
Convertible Debt issued during the period	7,330	7,034
Conversions	(17,623)	—
Payments	(2,367)	—
Change in fair value measurement	1,759	3,877
Convertible Notes Liability at the end of the year	$10	$10,911

Schedule of Warrants Outstanding	The following tables summarizes the Company’s warrants outstanding as of June 30, 2024 and December 31, 2023:
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B	August 2023	GEM Warrants
December 31, 2023	1,543	3,587	6,281	33,605	62,223	2,270
Issued	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
June 30, 2024	1,543	3,587	6,281	33,605	62,223	2,270
The following tables summarize the Company’s warrants outstanding as of December 31, 2023 and 2022:
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series A	Series B	August 2023	GEM Warrants
December 31, 2021	—	—	—	—	—	—	—
Issued	1,543	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
December 31, 2022	1,543	—	—	—	—	—	—
Issued	—	3,587	6,281	36,114	41,670	222,223	2,270
Exercised	—	—	—	(36,114)	(8,065)	—	—
Modified(1)	—	—	—	—	—	(160,000)	—
December 31, 2023	1,543	3,587	6,281	—	33,605	62,223	2,270

(1)      During the year ended December 31, 2023, the Company and certain Investors of the August 2023 Warrants agreed to amend the terms of the original warrant agreements to remove the feature that precludes the warrants from being considered indexed to the Company’s own stock. As a result, these modified warrants were measured at fair value and reclassified to equity.

Schedule of Fair Value and Reclassified to Equity
Common Stock Warrants	Issue Date	Reset Date	Exercise Price at Issuance		Reset Exercise Price
First Tranche	11/3/2022	5/3/2023	$2,250		$88.65
Purchase Agreement Amendment	1/5/2023	6/5/2023	$2,250		$87.38
Second Tranche	1/27/2023	7/30/2023	$2,250		$103.68
Series A	2/21/2023	No Reset	$—		N/A
Series B	2/21/2023	No Reset	$234	(1)	N/A
August 2023	8/11/2023	No Reset	$45	(2)	N/A
GEM Warrants	10/2/2023	No Reset	$26.54		N/A

(1)      Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.

(2)      Excludes pre-funded warrants, as discussed below.

As a result, these modified warrants were measured at fair value and reclassified to equity.
Common Stock Warrants	Issue Date	Reset Date	Exercise Price at Issuance		Reset Exercise Price
First Tranche	11/3/2022	5/3/2023	$2,250		$88.65
Purchase Agreement Amendment	1/5/2023	6/5/2023	$2,250		$87.38
Second Tranche	1/27/2023	7/30/2023	$2,250		$103.68
Series A	2/21/2023	No Reset	$0		N/A
Series B	2/21/2023	No Reset	$234	(1)	N/A
August 2023	8/11/2023	No Reset	$45	(2)	N/A
GEM Warrants	10/2/2023	No Reset	$26.54		N/A

(1)      Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.

(2)      Excludes pre-funded warrants, as discussed below.

Schedule of Warrants	Activity related to the Company’s warrants during the six-month period ended June 30, 2024 were as follows (in thousands):
June 30, 2024
Balance at December 31, 2023	$55
Warrants issued during the period	—
Warrants exercised during the period	—
Change in fair value measurement	(49)
Warrant liability at June 30, 2024	$6
Activity related to the Company’s warrants during the years ended December 31, 2023 and 2022 were as follows (in thousands):
	Years Ended December 31,
	2023	2022
Balance at the beginning of the year	$374	$—
Liability Warrants issued during the period	13,446	1,966
Liability Warrants exercised during the period	(3,519)	—
Liability Warrants modified to Equity Warrants	(222)	—
Change in fair value measurement	(10,024)	(1,592)
Warrant Liability at the end of the year	$55	$374